Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 29, 2020	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Capital
Shares authorized (in shares)			500,000,000
Par value per share (in dollar per share)			$ 0.01
Repurchases of common units			$ 2,996	$ 26,642	$ 62
Proceeds from private placement			36,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of year			1,649,853	1,983,122	1,763,134
Purchase of treasury shares			(2,996)	(26,642)	(62)
Proceeds from private placement, net of offering costs			34,993
Treasury shares distributed for awards vested or exercised in the year			(5)	138	682
Equity raising fees			(132)	(617)	(395)
Dividend declared deducted from contributed surplus due to accumulated deficit			(92,557)	(193,436)	(178,028)
Balance at the end of the year			$ 1,597,137	$ 1,649,853	$ 1,983,122
Common shares/units
Share Capital
Price of issued shares	$ 2.50
Proceeds from private placement	$ 36,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Proceeds from private placement, net of offering costs (in shares)	14,400,000
Share repurchase programme | Common shares/units
Share Capital
Number of shares repurchased		323,919
Stock repurchase program, weighted average price		$ 6.1443
Repurchases of common units		$ 2,000
Issued capital | Common shares/units
Share Capital
Par value per share (in dollar per share)			$ 0.01	$ 0.01
Shares issued			95,176,443	80,871,670
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)			80,871,670	80,861,246	80,717,885
Balance at beginning of year			$ 810	$ 810	$ 810
Purchase of treasury shares (in shares)			(323,919)	(212,111)	(2,818)
Proceeds from private placement, net of offering costs (in shares)			14,400,000
Proceeds from private placement, net of offering costs			$ 144
Treasury shares distributed for awards vested or exercised in the year (in shares)			228,692	222,535	146,179
Outstanding at end of year (in shares)			95,176,443	80,871,670	80,861,246
Balance at the end of the year			$ 954	$ 810	$ 810
Issued capital | Preference shares/units
Share Capital
Shares issued			4,600,000	4,600,000
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)			4,600,000	4,600,000	4,600,000
Balance at beginning of year			$ 46	$ 46	$ 46
Outstanding at end of year (in shares)			4,600,000	4,600,000	4,600,000
Balance at the end of the year			$ 46	$ 46	$ 46
Treasury shares
Share Capital
Shares issued			216,683	121,456
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Outstanding at beginning of year (in shares)			121,456	131,880	275,241
Balance at beginning of year			$ (2,159)	$ (3,266)	$ (6,960)
Purchase of treasury shares (in shares)			323,919	212,111	2,818
Purchase of treasury shares			$ (2,000)	$ (3,752)	$ (62)
Treasury shares distributed for awards vested or exercised in the year (in shares)			(228,692)	(222,535)	(146,179)
Treasury shares distributed for awards vested or exercised in the year			$ 2,819	$ 4,859	$ 3,756
Outstanding at end of year (in shares)			216,683	121,456	131,880
Balance at the end of the year			$ (1,340)	$ (2,159)	$ (3,266)
Contributed surplus
Movements in number of shares, share capital, preference shares, contributed surplus and treasury shares
Balance at beginning of year			760,671	850,576	911,766
Proceeds from private placement, net of offering costs			34,849
Equity raising fees				(595)	(395)
Dividend declared deducted from contributed surplus due to accumulated deficit			(35,698)	(89,310)	(60,795)
Balance at the end of the year			$ 759,822	$ 760,671	$ 850,576